Subsequent Events - Summary of Business Combinations (Detail) - Major business combination [member] - Avon [Member] R$ / shares in Units, R$ in Millions	Jan. 03, 2020 BRL (R$) R$ / shares shares
Disclosure of detailed information about business combination [line items]
Number of Avon common shares outstanding as of January 3, 2020 | shares	536,383,776
Multiplied by the Exchange Ratio of 0.600 Natura &Co shares per each Avon common share	R$ 321,830,266
Multiplied by the market price of Natura &Co shares on January 3, 2020 | R$ / shares	R$ 41.00
Consideration in the issuance of shares	R$ 13,195
Consideration transferred adjustment	171
Fair value of estimated consideration to be transferred	R$ 13,366
Business Combination, Share Exchange Ratio	0.600